PZENA
                                    FOCUSED
                                   VALUE FUND

================================================================================

                               SEMI-ANNUAL REPORT




























================================================================================

                            For the Six Months Ended
                                October 31, 2000

                                     PZENA
                                    FOCUSED
                                   VALUE FUND

Dear Shareholders,

In this report exactly one year ago, we offered the following reminder, "valuation extremes are always temporary." At the time, it felt like we were shouting into a hurricane. The world was tripping over itself to invest more and more money in technology. But today, after a significant recovery for value investors, our words need only be whispered to be heard.

As of October 31st, our Fund had gained 21.13% year-to-date, 26.35% for the prior twelve months, and 11.07% on an annualized basis since inception (June 24, 1996). As a basis for comparison, for the year-to-date the S&P 500 is down (5.44%), the Russell 1000 Value Index is up 5.84%, and last year's darling, the NASDAQ, is down (26.57%).

So what happened, and is this return to value likely to continue? Let's look first at the causes of the shift. Put simply, the fundamentals have changed. Growth rates for technology have slowed. The prices for basic semiconductors, called DRAMs, have fallen nearly 50% this year. Demand for PC's has fallen. Even Dell Computer was forced to revise its growth rate downward for 2001 from 35% to 20%. Prices for data transmission services have collapsed. In short, the technology sector is returning to normal, and the market is beginning to reflect the shift.

Next, let's address why we believe that the value cycle has only just begun. The following graph measures the segment of companies in our universe (the largest 1500 U.S.-listed companies) with the lowest price-to-book value ratio with that of the S&P 500 over the past forty years. As you can see, the cheapest companies still sell for a discount of 77%, even after the recent value rally.

        PRICE/BOOK: CHEAPEST QUINTILE OF 1500 STOCK UNIVERSE TO S&P 500

LIMITED VALUE OPPORTUNITY

      1966     1970     1975     1980     1985     1990     1995     2000
      ----     ----     ----     ----     ----     ----     ----     ----
      0.32     0.38     0.34     0.45     0.53     0.43     0.45     0.24
      0.34     0.39     0.33     0.42     0.52     0.43     0.45     0.22
      0.33     0.39     0.34     0.42     0.52     0.43     0.43     0.22
      0.33     0.37     0.33     0.43     0.54     0.40     0.44     0.23
      0.32     0.35     0.33     0.44     0.53     0.39     0.44     0.24
      0.32     0.32     0.33     0.44     0.52     0.39     0.43     0.22
      0.32     0.32     0.34     0.44     0.53     0.37     0.44     0.22
      0.31     0.33     0.33     0.44     0.52     0.35     0.45     0.23
      0.31     0.35     0.33     0.42     0.49     0.32     0.43     0.23
      0.30     0.33     0.32     0.41     0.50     0.29     0.41
      0.29     0.31     0.32     0.37     0.50     0.29     0.41
      0.30     0.33     0.33     0.41     0.52     0.34     0.42
      0.32     0.36     0.35     0.43     0.52     0.36     0.39
      0.37     0.38     0.38     0.43     0.50     0.38     0.41
      0.38     0.38     0.37     0.45     0.51     0.39     0.41
      0.37     0.38     0.38     0.47     0.50     0.40     0.41
      0.37     0.37     0.37     0.46     0.50     0.40     0.41
      0.38     0.36     0.37     0.47     0.48     0.40     0.41
      0.40     0.35     0.37     0.46     0.46     0.39     0.40
      0.40     0.35     0.37     0.46     0.47     0.39     0.40
      0.41     0.34     0.37     0.46     0.49     0.39     0.39
      0.40     0.33     0.37     0.45     0.47     0.39     0.39
      0.39     0.31     0.38     0.46     0.45     0.39     0.38
      0.40     0.33     0.40     0.47     0.50     0.41     0.41
      0.43     0.35     0.42     0.48     0.49     0.44     0.39
      0.43     0.37     0.42     0.50     0.48     0.45     0.39
      0.42     0.36     0.43     0.50     0.47     0.45     0.40
      0.43     0.35     0.44     0.50     0.46     0.43     0.38
      0.44     0.33     0.44     0.50     0.46     0.43     0.39
      0.45     0.33     0.44     0.49     0.46     0.43     0.38
      0.45     0.32     0.44     0.47     0.46     0.43     0.37
      0.45     0.32     0.44     0.47     0.45     0.42     0.39
      0.46     0.31     0.43     0.47     0.45     0.42     0.39
      0.46     0.30     0.44     0.48     0.43     0.42     0.38
      0.46     0.30     0.45     0.48     0.44     0.43     0.36
      0.49     0.31     0.46     0.50     0.45     0.46     0.39
      0.49     0.32     0.48     0.51     0.46     0.47     0.37
      0.49     0.32     0.48     0.51     0.47     0.46     0.36
      0.47     0.31     0.49     0.52     0.48     0.46     0.36
      0.46     0.31     0.48     0.51     0.48     0.45     0.38
      0.45     0.28     0.48     0.54     0.48     0.45     0.37
      0.42     0.27     0.48     0.52     0.50     0.44     0.35
      0.41     0.29     0.48     0.53     0.50     0.44     0.32
      0.40     0.29     0.48     0.53     0.50     0.45     0.31
      0.39     0.30     0.48     0.54     0.50     0.45     0.30
      0.40     0.30     0.45     0.53     0.48     0.45     0.30
      0.39     0.28     0.45     0.54     0.48     0.44     0.28
      0.36     0.30     0.46     0.54     0.49     0.45     0.28
               0.33     0.48     0.55     0.49     0.45     0.25
               0.34     0.47     0.54     0.50     0.45     0.25
               0.34     0.48     0.54     0.50     0.44     0.26
               0.33     0.48     0.51     0.49     0.44     0.28
               0.31     0.48     0.51     0.48     0.43     0.30
               0.29     0.48     0.50     0.49     0.43     0.28
               0.31     0.49     0.48     0.47     0.44     0.27
               0.31     0.48     0.49     0.47     0.44     0.27
               0.32     0.47     0.51     0.47     0.44     0.25
               0.29     0.45     0.49     0.45     0.43     0.23
               0.30     0.45     0.49     0.43     0.43     0.22
               0.29     0.46     0.51     0.44     0.44     0.24

                             LARGE VALUE OPPORTUNITY

Next consider the following table. These nine positions earned at least 50% for the Fund this year. As you can see, at the start of this year these positions had valuation and historical return characteristics that were very attractive. Look at the last line in the table labeled "current first quintile." This line highlights that the cheapest segment of companies in our current universe are, on average, actually more undervalued than the average valuation level of the biggest gainers when the year began. In other words, the pool of available investment opportunities is still very exciting for a value investor.


                                                               AT 1/1/00
                                          2000 GAIN   --------------------------
SECTOR                   COMPANY         (10/31/00)   PRICE/NORMAL   ROE HISTORY
------                   -------         ----------   ------------   -----------
Producer Durables        Boeing              65%         8.4x           12.5%
                         Northrop            68%         6.7x           14.3%
                         Hussman             93%         7.2x           15.3%
Healthcare               Foundation         103%         4.7x           19.4%
Consumer Discretionary   Cracker Barrel      84%         4.1x           12.1%
Financial Services       John Hancock        86%         5.7x           10.0%
Materials & Processing   Cytec               51%         6.1x           13.9%
Utilities                Unicom              76%         8.4x           11.6%
Technology               Quantum-HDD         65%         8.6x           N/A
                         Average             77%         6.7x           13.6%
Current First Quintile                                   6.2x           16.5%

In sum, we stuck to our deep value investment discipline while most of the world proclaimed a new era, one in which value investing was dead. Your patience has begun to be rewarded because as we suggested, "VALUATION EXTREMES ARE ALWAYS TEMPORARY."

Thank you again for your confidence in us.

Sincerely,

/s/ Richard S. Pzena
Richard S. Pzena

                            PZENA FOCUSED VALUE FUND

            SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2000 (UNAUDITED)

  SHARES                                                                VALUE
--------------------------------------------------------------------------------

          COMMON STOCKS: 100.0%
          AEROSPACE/DEFENSE EQUIPMENT: 6.3%
  3,000   Boeing Co.                                                 $  203,437
  2,125   Northrop Grumman Corp.                                        178,500
                                                                     ----------
                                                                        381,937
                                                                     ----------
          AUTO/TRUCK PARTS AND EQUIPMENT: 3.0%
 10,200   Visteon Corp                                                  180,412
                                                                     ----------
          BANKS: 3.8%
  8,200   Pacific Century
          Financial Corp.                                               104,037
  3,875   Southtrust Corp.                                              125,453
                                                                     ----------
                                                                        229,490
                                                                     ----------
          CHEMICALS: 2.5%
  3,550   Union Carbide Corp.*                                          152,650
                                                                     ----------
          CHEMICALS - DIVERSIFIED: 2.7%
  2,200   FMC Corp.                                                     167,200
                                                                     ----------
          CHEMICALS - SPECIALTY: 6.4%
  5,575   Cytec Industries, Inc.*                                       193,034
  9,150   Lubrizol Corp.                                                198,441
                                                                     ----------
                                                                        391,475
                                                                     ----------
          COMMUNICATIONS - EQUIPMENT: 1.1%
  2,650   Anixter International, Inc.*                                   64,263
                                                                     ----------
          COMPUTERS - HARDWARE: 2.6%
 10,600   Quantum Corp. - DLT
          & Storage*                                                    159,000
                                                                     ----------
          COMPUTERS - SOFTWARE: 2.8%
  1,650   Autodesk, Inc.                                                 36,403
  4,150   Computer Associates
          International, Inc.                                           132,281
                                                                     ----------
                                                                        168,684
                                                                     ----------
          ELECTRIC COMPANIES: 3.4%
  3,434   Exelon Corporation                                            206,492
                                                                     ----------
          FINANCIAL - DIVERSIFIED: 6.1%
 11,750   CIT Group, Inc.                                               204,891
  8,450   Healthcare Realty
          Trust, Inc.                                                   168,472
                                                                     ----------
                                                                        373,363
                                                                     ----------
          FOODS:  2.2%
  6,275   Sara Lee Corp.                                                135,305
                                                                     ----------
          HEALTHCARE - LONG TERM CARE: 2.2%
  27,025  Beverly Enterprises, Inc.*                                 $  135,125
                                                                     ----------
          HEALTHCARE - MANAGED CARE: 8.6%
  4,825   Aetna, Inc.                                                   278,945
 11,950   Foundation Health
          Systems, Inc.*                                                241,241
                                                                     ----------
                                                                        520,186
                                                                     ----------
          INSURANCE - MULTILINE: 6.0%
  6,850   John Hancock Financial
          Services, Inc.*                                               216,631
  1,925   Xl Capital Ltd.                                               147,984
                                                                     ----------
                                                                        364,615
                                                                     ----------
          INSURANCE - PROPERTY/CASUALTY: 1.4%
  2,400   CNA Financial Corp.*                                           87,600
                                                                     ----------
          IRON & Steel: 1.6%
 12,075   UCAR International, Inc.*                                      99,619
                                                                     ----------
          LEISURE TIME - PRODUCTS: 0.9%
  4,900   Hasbro, Inc                                                    52,675
                                                                     ----------
          MACHINERY - DIVERSIFIED: 2.2%
 11,700   AGCO Corp.                                                    133,088
                                                                     ----------
          METAL FABRICATING: 3.1%
  6,475   Kennametal, Inc.                                              190,203
                                                                     ----------
          OIL & Gas - Drilling: 2.7%
  5,825   Precision Drilling Corp.*                                     166,741
                                                                     ----------
          OIL - DOMESTIC INTEGRATED: 2.5%
  2,450   Amerada Hess Corp.                                            151,900
                                                                     ----------
          OIL REFINING AND MARKETING: 3.0%
  6,325   Tosco Corp.                                                   181,053
                                                                     ----------
          PAPER AND RELATED PRODUCTS: 1.8%
  3,950   Georgia-Pacific Corporation
          (Timber Group)                                                111,834
                                                                     ----------
          RESTAURANTS: 7.1%
 24,275   CBRL Group, Inc.                                              433,916
                                                                     ----------
          RETAIL - DEPARTMENT STORES: 3.2%
  2,425   Federated
          Department Stores                                              78,964
 12,375   ServiceMaster Co. (The)                                       112,922
                                                                     ----------
                                                                        191,886
                                                                     ----------

                            PZENA FOCUSED VALUE FUND

            SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2000 (UNAUDITED)

  SHARES                                                               VALUE
--------------------------------------------------------------------------------
          RETAIL - SPECIALTY: 3.0%
  3,125   Payless ShoeSource, Inc.*                                  $  181,055
                                                                     ----------
          TOBACCO: 3.8%
  6,350   Philip Morris
          Companies, Inc.                                               232,569
                                                                     ----------
          TRUCKERS: 1.5%
  3,525   CNF Transportation, Inc.                                       94,073
                                                                     ----------
          TRANSPORTATION - RAILROADS: 2.5%
  3,250   Union Pacific Corp.                                           152,344
                                                                     ----------
          TOTAL COMMON STOCKS
          (cost $5,180,577)                                           6,090,753
                                                                     ----------

 PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
          SHORT-TERM INVESTMENT: 2.1%

          MONEY MARKET INVESTMENT: 2.1%
$131,088  Firstar Stellar Treasury
          Fund (cost $131,088)                                       $  131,088
                                                                     ----------
          TOTAL INVESTMENTS IN SECURITIES
           (cost $5,311,665+): 102.1%                                 6,221,841
          Liabilities in excess of other Assets: (2.1)%                (130,429)
                                                                     ----------
          NET ASSETS: 100.0%                                         $6,091,412
                                                                     ==========

* Non-income producing security.

+ At October 31, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

          Unrealized appreciation and depreciation were as follows:

            Gross unrealized appreciation                            $1,231,708
            Gross unrealized depreciation                              (321,532)
                                                                     ----------
            Net unrealized appreciation                              $  910,176
                                                                     ==========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES AT OCTOBER 31, 2000 (UNAUDITED)


ASSETS
  Investments in securities, at value (cost $5,311,665) .........   $ 6,221,841
  Receivables:
    Due from advisor ............................................        14,182
    Dividends and interest ......................................         4,468
  Deferred organization costs ...................................         4,517
                                                                    -----------
      Total assets ..............................................     6,245,008
                                                                    -----------
LIABILITIES
  Payables:
    Securities purchased ........................................       126,047
    Organization costs ..........................................         4,719
    Administration fees .........................................         2,794
  Accrued expenses ..............................................        20,036
                                                                    -----------
      Total liabilities .........................................       153,596
                                                                    -----------

  NET ASSETS ....................................................   $ 6,091,412
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($6,091,412/452,252 shares outstanding; unlimited
  number of shares authorized without par value) ................   $     13.47
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital ...............................................   $ 5,657,686
  Accumulated net investment income .............................         7,024
  Accumulated net realized loss on investments ..................      (483,474)
  Net unrealized appreciation on investments ....................       910,176
                                                                    -----------
      Net assets ................................................   $ 6,091,412
                                                                    ===========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)


INVESTMENT INCOME
  Income
    Interest .....................................................    $  53,377
    Dividends ....................................................        2,696
                                                                      ---------
      Total income ...............................................       56,073
                                                                      ---------
Expenses
  Advisory fees ..................................................       35,033
  Administration fees ............................................       15,123
  Fund accounting fees ...........................................        9,402
  Audit fees .....................................................        7,852
  Registration fees ..............................................        7,134
  Transfer agent fees ............................................        6,368
  Amortization of deferred organization costs ....................        3,530
  Custody fees ...................................................        2,731
  Trustee fees ...................................................        2,163
  Legal fees .....................................................        1,890
  Reports to shareholders ........................................        1,726
  Miscellaneous ..................................................        1,635
                                                                      ---------
    Total expenses ...............................................       94,587
    Less: fees waived and expenses absorbed ......................      (45,538)
                                                                      ---------
    Net expenses .................................................       49,049
                                                                      ---------
      NET INVESTMENT INCOME ......................................        7,024
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ...............................       (5,429)
  Net unrealized appreciation on investments .....................      825,706
                                                                      ---------
    Net realized and unrealized gain on investments ..............      820,277
                                                                      ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $ 827,301
                                                                      =========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                       SIX MONTHS ENDED      YEAR ENDED
                                                       OCTOBER 31, 2000#   APRIL 30, 2000
                                                       -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss) ....................      $     7,024         $   (30,150)
  Net realized loss on investments ................           (5,429)           (410,995)
  Net unrealized appreciation on investments ......          825,706             423,705
                                                         -----------         -----------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ....................          827,301             (17,440)
                                                         -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain ..........................               --            (171,493)
                                                         -----------         -----------

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from net
   change in outstanding shares (a) ...............          (72,835)         (1,635,207)
                                                         -----------         -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS .......          754,466          (1,824,140)

NET ASSETS
  Beginning of period .............................        5,336,946           7,161,086
                                                         -----------         -----------
  END OF PERIOD ...................................      $ 6,091,412         $ 5,336,946
                                                         ===========         ===========
  Accumulated net investment income ...............      $     7,024         $        --
                                                         ===========         ===========

(a) A summary of capital share transactions is as follows:

                                 SIX MONTHS ENDED              YEAR ENDED
                                 OCTOBER 31, 2000#           APRIL 30, 2000
                                 -----------------         ------------------
                                 Shares      Value         Shares       Value
                                 ------      -----         ------       -----
Shares sold                      13,063    $ 159,730     121,683    $ 1,399,831
Shares issued in reinvestment
 of distributions                    --           --      16,252        171,134
Shares redeemed                 (19,517)    (232,565)   (284,645)    (3,206,172)
Net decrease                     (6,454)   $ (72,835)   (146,710)   $(1,635,207)


# Unaudited.

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                        SIX MONTHS                                           JUNE 24, 1996*
                                                          ENDED                YEAR ENDED APRIL 30,              THROUGH
                                                        OCTOBER 31,     -----------------------------------      APRIL 30,
                                                          2000#           2000          1999          1998         1997
                                                         -------        -------       -------       -------      -------
Net asset value, beginning of period .................   $ 11.63        $ 11.83       $ 14.40       $ 11.56      $ 10.00
                                                         -------        -------       -------       -------      -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .......................      0.02          (0.06)        (0.05)        (0.03)          --
  Net realized and unrealized
   gain (loss) on investments ........................      1.82           0.19         (2.02)         3.93         1.59
                                                         -------        -------       -------       -------      -------
Total from investment operations .....................      1.84           0.13         (2.07)         3.90         1.59
                                                         -------        -------       -------       -------      -------
LESS DISTRIBUTIONS:
  From net investment income .........................        --             --            --            --        (0.01)
  From net capital gain ..............................        --          (0.33)        (0.50)        (1.06)       (0.02)
                                                         -------        -------       -------       -------      -------
Total distributions ..................................        --          (0.33)        (0.50)        (1.06)       (0.03)
                                                         -------        -------       -------       -------      -------
Net asset value, end of period .......................   $ 13.47        $ 11.63       $ 11.83       $ 14.40      $ 11.56
                                                         =======        =======       =======       =======      =======
Total return .........................................     15.82%          1.34%       (14.03%)       35.10%       15.88%

Ratios/supplemental data:
  Net assets, end of period (millions)................   $   6.1        $   5.3       $   7.2       $   9.7      $   3.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ...........      3.37%+         2.99%         2.60%         2.69%        5.82%+
  After fees waived and expenses absorbed ............      1.75%+         1.75%         1.75%         1.75%        1.75%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
 NET ASSETS:
  Before fees waived and expenses absorbed ...........     (1.37%)+       (1.71%)       (1.26%)       (1.26%)      (4.16%)+
  After fees waived and expenses absorbed ............      0.25%+        (0.47%)       (0.41%)       (0.32%)      (0.09%)+

Portfolio turnover rate ..............................     32.33%         50.07%        47.14%        53.95%       22.06%

* Commencement of operations.
+ Annualized.
# Unaudited.

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1 - ORGANIZATION

     The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares have been borne by the Fund and are being amortized on a straight-line basis over a period of five years.

                            PZENA FOCUSED VALUE FUND

     E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended October 31, 2000, the Fund incurred $35,033 in advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.75% of average daily net assets. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended October 31, 2000, the Advisor waived fees of $45,538. At October 31, 2000, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund is $327,747. The Advisor may recapture $133,391 of the above amount no later than April 30, 2002 and $194,356 no later than April 30, 2003. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund;

                            PZENA FOCUSED VALUE FUND
prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

         Under $15 million             $30,000
         $15 to $50 million            0.20% of average daily net assets
         $50 to $100 million           0.15% of average daily net assets
         $100 to $150 million          0.10% of average daily net assets
         Over $150 million             0.05% of average daily net assets

     For the six months ended October 31, 2000, the Fund incurred $15,123 in Administration fees, and waived $5,000 in fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended October 31, 2000, were $1,933,396 and $1,777,920, respectively.

NOTE 5 - REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

================================================================================

                                     Advisor
                        PZENA INVESTMENT MANAGEMENT, LLC
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                               Hauppauge, NY 11788

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                               Counsel to the Fund
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                            San Francisco, CA 94104

                             Counsel to the Advisor
                          NUTTER, McCLENNEN & FISH, LLP
                             One International Place
                                Boston, MA 02110

================================================================================

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.